LEASES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Balance of 2021	$ 1,768	$ 14,138
2022 - 2023	5,138	7,361
2024 - 2025	3,843
2026 - and beyond	28,054	17,335
Total	$ 38,803	$ 38,834	$ 33,805